Costs and expenses by nature (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs And Expenses By Nature
Expenses related to Brumadinho event	$ 596	$ 483	$ 930
Increase (reversal) in provisions related to de-characterization of dam and asset decommissioning obligation, net	13	(172)	229
Provision for litigations	238	303	229
Profit sharing program	149	189	147
Expenses related to socio-environmental commitments	134	360	181
Others	228	326	(218)
Total	$ 1,358	$ 1,489	$ 1,498